Notes to the consolidated financial statements - Schedule of Share Capital Consisting Solely of Ordinary Shares (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
InflaRx GmbH [Member]
Schedule of Share Capital Consisting Solely of Ordinary Shares [Line Items]
Place of business/country of incorporation	Jena and Munich, Germany
Functional currency	EUR
Ownership interest held by the Company	100.00%	100.00%
Principal activities		Operating subsidiary, R&D, holder of all IP
InflaRx Pharmaceuticals, Inc. [Member]
Schedule of Share Capital Consisting Solely of Ordinary Shares [Line Items]
Place of business/country of incorporation	Ann Arbor, MI, United States
Functional currency	USD
Ownership interest held by the Company	100.00%	100.00%
Principal activities		Operating subsidiary, R&D, US commercialization